Subsequent Events (Details) - USD ($)								1 Months Ended					9 Months Ended	12 Months Ended
	Oct. 11, 2023	Mar. 06, 2023	Feb. 10, 2023	Feb. 08, 2023	Feb. 01, 2023	Dec. 13, 2022	Mar. 07, 2022	Oct. 23, 2023	Oct. 20, 2023	Oct. 17, 2023	Jun. 20, 2023	Sep. 15, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 03, 2023	Jan. 18, 2023	Nov. 29, 2021
Subsequent Events (Details) [Line Items]
Convertible promissory note (in Dollars)																$ 150,000		$ 576,783
Common stock shares																6,000,000
Principal payment (in Dollars)	$ 30,000
Interest and fees (in Dollars)	$ 8,197.5
Convertible shares	1,527,900
Debentures cumulative balance (in Dollars)													$ 2,485,000
Restructured warrants exercise price (in Dollars per share)							$ 1.75					$ 0.2	$ 0.025
share consideration													5,000,000
Interest in acquiring entity													215000.00%
Cancellation of liabilities assumed (in Dollars)													$ 38,750
Percentage of cash receipts from acquired inventory													7.50%
Exchange of cash payment (in Dollars)													$ 75,000
Shares of common stock													5,753,472
Payroll taxes (in Dollars)				$ 2,071,245										$ 3,477,062
Proceeds From Line of Credit (in Dollars)									$ 75,000
Purchase of warrant														277,000
Gross proceeds (in Dollars)													$ 67,982
Promissory note description													(i) the Buyer purchased a promissory note (the “Promissory Note”) made by the Company, in the aggregate principal amount of $111,111, convertible into shares of common stock, $0.001 par value per share, of the Company (the “Common Stock”), upon the terms set forth in the Promissory Note, and (ii) the Company issued 5,000,000 restricted shares of Common Stock to the Buyer as additional consideration for the purchase of the Promissory Note, for a purchase price of $100,000. The Company will pay guaranteed interest on the unpaid Principal Amount at the rate of 10% (the “Interest Rate”) per annum from October 31, 2023 (the “Issue Date”) until the same becomes due and payable. The maturity date shall be twelve months from the Issue Date.
Authorized shares													1,500,000,000	1,500,000,000
Principal amount (in Dollars)														$ 1,417,782
Convertible notes														6,946,851
Repaid in convertible notes (in Dollars)														$ 1,500,000
Warrants cancellation shares												1,216,008
Shares of common stock														16,050
Gross proceeds (in Dollars)							$ 2,659,750				$ 69,137	$ 796,000
Proceeds amount (in Dollars)														$ 2,364,250
Purchase Price (in Dollars)					$ 250,000	$ 750,000
Fair value of issuances (in Dollars)														16,134,193	$ 3,258,955
Total proceeds (in Dollars)														$ 300,000
Additional Purchase of Dune, Inc. [Member]
Subsequent Events (Details) [Line Items]
Total ownership percentage														23.00%
WHE Agency, Inc. [Member]
Subsequent Events (Details) [Line Items]
Total ownership percentage														95.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issuance of common stock								1,500,000
Authorized shares																	1,500,000,000
Subsequent Event [Member] | Note Warrant [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares per value (in Dollars per share)								$ 0.02
Purchase of warrant								15,407,588
Gross proceeds (in Dollars)								$ 20,500
Executive Officer [Member]
Subsequent Events (Details) [Line Items]
Settlement of outstanding liabilities (in Dollars)													$ 405,208
Restricted shares				21,398,080
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issuance of common stock										21,398,080
Consultants [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock														3,142,780
Non-Officer Employees [Member]
Subsequent Events (Details) [Line Items]
Shares of equity awards														7,512,918
Officers [Member]
Subsequent Events (Details) [Line Items]
Shares of equity awards														18,250,319
Subsequent Event [Member] | Director [Member]
Subsequent Events (Details) [Line Items]
Fair market value (in Dollars)										$ 620,544
Additional Purchase of Orbit Media, LLC [Member]
Subsequent Events (Details) [Line Items]
Additional interests rate														5.00%
Total membership Interests														56.00%
Ownership voting percentage														85.00%
Dune, Inc. [Member]
Subsequent Events (Details) [Line Items]
Ownership voting percentage														50.00%
Additional Purchase of WHE Agency, Inc. [Member]
Subsequent Events (Details) [Line Items]
Additional interests rate														51.00%
Ownership voting percentage														50.00%
Equity Unit Purchase Agreements [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares per value (in Dollars per share)								$ 0.017
Equity Unit Purchase Agreements [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock								7,735,294
Conversion Price [Member]
Subsequent Events (Details) [Line Items]
Conversion price of Debentures (in Dollars per share)													$ 0.025
Membership [Member]
Subsequent Events (Details) [Line Items]
Interest in acquiring entity													7.50%
Other Ownership Interest [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage														85.00%
Line of Credit [Member]
Subsequent Events (Details) [Line Items]
Shares as consideration									4,242,322
Notes Receivable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Payment of note holders (in Dollars)								$ 10,000
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock														1,562,500
Gross proceeds (in Dollars)														$ 750,000
Minority Investment in OG Collection, Inc. [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock														50,000
Purchase Price (in Dollars)														$ 250,000
February 2023 Warrant Exchange [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock			1
Aggregate warrants shares			2,161,415
Warrants term			60 months
Warrants price per share (in Dollars per share)			$ 0.77
March 2023 Warrant Exchange [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock		1
Aggregate warrants shares		1,607,050
Warrants term		60 months
Warrants price per share (in Dollars per share)		$ 0.77